Equity Investments - Investments (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity method investments(1)	$ 2,412,268	$ 2,276,673	$ 1,524,214
Marketable securities		26,754	35,600
Other equity investments		96,833	348,342
Investments in Unconsolidated Ventures	2,671,130	2,432,914	1,687,999
Investment ventures
Schedule of Equity Method Investments [Line Items]
Equity method investments(1)	2,282,817	2,151,847	1,297,180
Other equity investments	96,612	95,196	89,261
Private funds
Schedule of Equity Method Investments [Line Items]
Equity method investments(1)	$ 129,451	124,826	227,034
Other equity investments		$ 34,291	$ 38,924